Equity - Schedule of Changes in share of associates, joint ventures and other reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Opening balance	€ 2,527	€ 2,235	€ 1,733
Effect of changes in accounting policy	(28)
Result for the year	160	153	124
Transfer to/from retained earnings	280	139	265
Changes in composition of the group and other changes			113
Closing balance	€ 2,940	€ 2,527	€ 2,235